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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ESSEX EQUITY CAPITAL MANAGEMENT, LLC
         ----------------------------------------
Address: 375 Hudson Street
         ----------------------------------------
         NEW YORK, NEW YORK 10014
         ----------------------------------------

Form 13F File Number: 028-14330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Liu
Title: Chief Executive Officer
Phone: (212) 989-2700

Signature, Place, and Date of Signing:

/s/ JOHN LIU               New York, New York          November 14, 2011
------------------------   -------------------------   ---------------------
[Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                           -----------

Form 13F Information Table Entry Total:             13
                                           -----------

Form 13F Information Table Value Total:        166,480
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ --------------- ----------- -------- ------------------ ---------- -------- -----------------------
                                  Title of                  Value   Shares or Sh/ Put/ Investment  Other      Voting Authority
       Name of Issuer               Class        CUSIP     (X$1000)  Prn Amt  Prn Call Discretion Manager   Sole     Shared  None
------------------------------ --------------- ----------- -------- --------- -------- ---------- -------- -------- --------- ----
ATWOOD OCEANICS INC            COM             050095 10 8 $  8,301   241,603 SH       Sole       N/A                 241,603
CIT GROUP INC                  COM NEW         125581 80 1 $ 27,549   907,106 SH       Sole       N/A                 907,106
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B  21038E 10 1 $  4,983 1,792,558 SH       Sole       N/A               1,792,558
ENSCO PLC                      SPONSORED ADR   29358Q 10 9 $ 12,327   304,901 SH       Sole       N/A                 304,901
EXCO RESOURCES INC             COM             269279 40 2 $  6,315   589,050 SH       Sole       N/A                 589,050
GLOBAL INDEMNITY PLC           SHS             G39319 10 1 $ 30,904 1,809,358 SH       Sole       N/A               1,809,358
HARRIS INTERACTIVE INC         COM             414549 10 5 $    317   647,500 SH       Sole       N/A                 647,500
LAMAR ADVERTISING CO           CL A            512815 10 1 $  8,475   497,654 SH       Sole       N/A                 497,654
LIBERTY MEDIA CORP NEW         INT COM SER A   53071M 10 4 $ 10,902   738,134 SH       Sole       N/A                 738,134
NVR INC                        COM             62944T 10 5 $ 21,025    34,811 SH       Sole       N/A                  34,811
VALIDUS HOLDINGS LTD           COM SHS         G9319H 10 2 $ 15,604   626,148 SH       Sole       N/A                 626,148
VISTEON CORP                   COM             92839U 20 6 $ 10,613   246,810 SH       Sole       N/A                 246,810
WILLIS GROUP HOLDINGS PUBLI    SHS             G96666 10 5 $  9,165   266,643 SH       Sole       N/A                 266,643